Shareholder Report, Holdings (Details)	Jun. 30, 2026
Dodge & Cox Stock Fund-Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Dodge & Cox Stock Fund-Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Dodge & Cox Stock Fund-Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Dodge & Cox Stock Fund-Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Dodge & Cox Stock Fund-Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Dodge & Cox Stock Fund-Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dodge & Cox Stock Fund-Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dodge & Cox Stock Fund-Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Dodge & Cox Stock Fund-Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Dodge & Cox Stock Fund-Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Dodge & Cox Stock Fund-Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Dodge & Cox Stock Fund-Class X | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Dodge & Cox Stock Fund-Class X | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Dodge & Cox Stock Fund-Class X | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Dodge & Cox Stock Fund-Class X | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Dodge & Cox Stock Fund-Class X | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Dodge & Cox Stock Fund-Class X | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dodge & Cox Stock Fund-Class X | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dodge & Cox Stock Fund-Class X | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Dodge & Cox Stock Fund-Class X | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Dodge & Cox Stock Fund-Class X | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Dodge & Cox Stock Fund-Class X | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Dodge & Cox Global Stock Fund-Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Dodge & Cox Global Stock Fund-Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Dodge & Cox Global Stock Fund-Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Dodge & Cox Global Stock Fund-Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Dodge & Cox Global Stock Fund-Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Dodge & Cox Global Stock Fund-Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Dodge & Cox Global Stock Fund-Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dodge & Cox Global Stock Fund-Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Dodge & Cox Global Stock Fund-Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Dodge & Cox Global Stock Fund-Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Dodge & Cox Global Stock Fund-Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Dodge & Cox Global Stock Fund-Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Dodge & Cox Global Stock Fund-Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Dodge & Cox Global Stock Fund-Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.30%
Dodge & Cox Global Stock Fund-Class I | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Dodge & Cox Global Stock Fund-Class I | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Dodge & Cox Global Stock Fund-Class I | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Dodge & Cox Global Stock Fund-Class X | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Dodge & Cox Global Stock Fund-Class X | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Dodge & Cox Global Stock Fund-Class X | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Dodge & Cox Global Stock Fund-Class X | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Dodge & Cox Global Stock Fund-Class X | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Dodge & Cox Global Stock Fund-Class X | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Dodge & Cox Global Stock Fund-Class X | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dodge & Cox Global Stock Fund-Class X | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Dodge & Cox Global Stock Fund-Class X | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Dodge & Cox Global Stock Fund-Class X | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Dodge & Cox Global Stock Fund-Class X | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Dodge & Cox Global Stock Fund-Class X | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Dodge & Cox Global Stock Fund-Class X | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Dodge & Cox Global Stock Fund-Class X | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.30%
Dodge & Cox Global Stock Fund-Class X | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Dodge & Cox Global Stock Fund-Class X | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Dodge & Cox Global Stock Fund-Class X | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Dodge & Cox International Stock Fund-Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Dodge & Cox International Stock Fund-Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Dodge & Cox International Stock Fund-Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Dodge & Cox International Stock Fund-Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Dodge & Cox International Stock Fund-Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Dodge & Cox International Stock Fund-Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Dodge & Cox International Stock Fund-Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Dodge & Cox International Stock Fund-Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Dodge & Cox International Stock Fund-Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Dodge & Cox International Stock Fund-Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Dodge & Cox International Stock Fund-Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Dodge & Cox International Stock Fund-Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Dodge & Cox International Stock Fund-Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Dodge & Cox International Stock Fund-Class I | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Dodge & Cox International Stock Fund-Class I | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Dodge & Cox International Stock Fund-Class I | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Dodge & Cox International Stock Fund-Class X | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Dodge & Cox International Stock Fund-Class X | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Dodge & Cox International Stock Fund-Class X | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Dodge & Cox International Stock Fund-Class X | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Dodge & Cox International Stock Fund-Class X | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Dodge & Cox International Stock Fund-Class X | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Dodge & Cox International Stock Fund-Class X | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Dodge & Cox International Stock Fund-Class X | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Dodge & Cox International Stock Fund-Class X | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Dodge & Cox International Stock Fund-Class X | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Dodge & Cox International Stock Fund-Class X | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Dodge & Cox International Stock Fund-Class X | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Dodge & Cox International Stock Fund-Class X | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Dodge & Cox International Stock Fund-Class X | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Dodge & Cox International Stock Fund-Class X | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Dodge & Cox International Stock Fund-Class X | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Dodge & Cox Emerging Markets Stock Fund-Composite Class | GUATEMALA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Dodge & Cox Balanced Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Dodge & Cox Balanced Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Dodge & Cox Balanced Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Dodge & Cox Balanced Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Dodge & Cox Balanced Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Dodge & Cox Balanced Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Dodge & Cox Balanced Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Dodge & Cox Balanced Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Dodge & Cox Balanced Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Dodge & Cox Balanced Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Dodge & Cox Balanced Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Dodge & Cox Balanced Fund - Class I | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Dodge & Cox Balanced Fund - Class I | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Dodge & Cox Balanced Fund - Class I | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Dodge & Cox Balanced Fund - Class I | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Dodge & Cox Balanced Fund - Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.80%
Dodge & Cox Balanced Fund - Class I | Debts Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Dodge & Cox Balanced Fund - Class I | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Dodge & Cox Balanced Fund - Class I | Net Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Dodge & Cox Balanced Fund - Class X | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Dodge & Cox Balanced Fund - Class X | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Dodge & Cox Balanced Fund - Class X | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Dodge & Cox Balanced Fund - Class X | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Dodge & Cox Balanced Fund - Class X | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Dodge & Cox Balanced Fund - Class X | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Dodge & Cox Balanced Fund - Class X | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Dodge & Cox Balanced Fund - Class X | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Dodge & Cox Balanced Fund - Class X | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Dodge & Cox Balanced Fund - Class X | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Dodge & Cox Balanced Fund - Class X | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Dodge & Cox Balanced Fund - Class X | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Dodge & Cox Balanced Fund - Class X | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Dodge & Cox Balanced Fund - Class X | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Dodge & Cox Balanced Fund - Class X | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Dodge & Cox Balanced Fund - Class X | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.80%
Dodge & Cox Balanced Fund - Class X | Debts Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Dodge & Cox Balanced Fund - Class X | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Dodge & Cox Balanced Fund - Class X | Net Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Dodge & Cox Income Fund - Class I | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Dodge & Cox Income Fund - Class I | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Dodge & Cox Income Fund - Class I | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Dodge & Cox Income Fund - Class I | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dodge & Cox Income Fund - Class X | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Dodge & Cox Income Fund - Class X | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Dodge & Cox Income Fund - Class X | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Dodge & Cox Income Fund - Class X | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dodge & Cox Global Bond Fund - Class I | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Dodge & Cox Global Bond Fund - Class I | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Dodge & Cox Global Bond Fund - Class I | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Dodge & Cox Global Bond Fund - Class I | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Dodge & Cox Global Bond Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Dodge & Cox Global Bond Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dodge & Cox Global Bond Fund - Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Dodge & Cox Global Bond Fund - Class I | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Dodge & Cox Global Bond Fund - Class I | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Dodge & Cox Global Bond Fund-Class X | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Dodge & Cox Global Bond Fund-Class X | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Dodge & Cox Global Bond Fund-Class X | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Dodge & Cox Global Bond Fund-Class X | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Dodge & Cox Global Bond Fund-Class X | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Dodge & Cox Global Bond Fund-Class X | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dodge & Cox Global Bond Fund-Class X | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Dodge & Cox Global Bond Fund-Class X | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Dodge & Cox Global Bond Fund-Class X | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	5.50%

[1]	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.